Inventory (Details) $ in Thousands	12 Months Ended
	May 31, 2019 CAD ($) kg l	May 31, 2018 CAD ($) kg l
Inventory
Capitalized cost	$ 66,713
Fair value adjustment	24,816
Total inventory	91,529	$ 22,150
Production costs	35,548	8,692
Conversion costs	1,682	241
Cost of accessories	142	236
Amortization of inventory	4,133	1,715
Amortization which remains in inventory related to capital assets utilized in production	4,723	978
Fair value adjustment on sale of inventory	27,724	10,327
Harvested cannabis
Inventory
Capitalized cost	10,039
Fair value adjustment	13,214
Total inventory	$ 23,253	$ 12,331
Stock held (in kg) | kg	6,309.9	3,221.3
Harvested cannabis trim
Inventory
Capitalized cost	$ 2,830
Fair value adjustment	2,959
Total inventory	$ 5,789	$ 2,277
Stock held (in kg) | kg	1,908.0	702.0
Cannabis oil
Inventory
Capitalized cost	$ 11,300
Fair value adjustment	8,301
Total inventory	$ 19,601	$ 6,578
Stock held (in kg) | kg	4,949.2	1,716.6
Stock held (in litres) | l	28,458.1	7,724.7
Softgel capsules
Inventory
Capitalized cost	$ 422
Fair value adjustment	342
Total inventory	$ 764
Stock held (in kg) | kg	218.2	0
Stock held (in litres) | l	982.0	0
Distribution inventory
Inventory
Capitalized cost	$ 32,944
Total inventory	32,944
Other inventory items
Inventory
Capitalized cost	9,178
Total inventory	$ 9,178	$ 964